Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of other current liabilities
	As of December 31,
	2020	2019
Accrued Liabilities	$786,880	$776,564
Interest Payable	1,374,222	232,491
Interest Payable - Related Parties	58,824	11,699
Other Payables	3,662,238	34,064
Total	$5,882,164	$1,054,818